Segment Reporting - Schedule of Operations for the Reportable Segment (Details) - CODM [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operations for the Reportable Segment [Line Items]
Revenue	$ 10
Cost of revenue
Cost of revenue	22
Gross loss	12
Total operating expenses	8,464	14,178	17,098
Total operating loss	8,476	14,178	17,098
Change in fair value of financial liabilities		(4)	(2,603)
Impairment from other investment		1,148	(99)
Loss from marketable securities	179	84
Interest income	(160)	(196)	(83)
Other financial expenses (income), net	26	337	220
Loss from continuing operations	8,521	15,547	14,533
Net loss from discontinued operations		1,317	7,326
Loss for the year	8,521	16,864	21,859
Payroll and Employee benefits [Member]
Cost of revenue
Cost of revenue	17
Other cost of revenue [Member]
Cost of revenue
Cost of revenue	5
Research and development [Member]
Cost of revenue
Payroll and Employee benefits	2,085	3,679	3,259
Marketing [Member]
Cost of revenue
Payroll and Employee benefits	513	847	821
General and administrative [Member]
Cost of revenue
Payroll and Employee benefits	941	1,276	1,478
Depreciation and amortization expenses	467	503	837
Share-based compensation expenses	377	1,859	3,356
Other operating expenses	$ 4,081	$ 6,014	$ 7,347